Income tax (Details) - Schedule of Current tax Assets and Liabilities - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Current Tax Assets And Liabilities Abstract
Income tax credit receivable by Almacenes Éxito S.A. and its Colombian subsidiaries	$ 267,236	$ 271,683
Tax discounts applied by Almacenes Éxito S.A. and its Colombian subsidiaries	137,000	111,440
Industry and trade tax advances and withholdings of Almacenes Éxito S.A. and its Colombian subsidiaries	71,450	63,408
Other current tax assets of subsidiary Spice Investment Mercosur S.A.	20,339	18,268
Tax discounts of Éxito from taxes paid abroad	17,258	24,631
Current income tax assets of subsidiary Onper Investment 2015 S.L.	10,715	1,024
Other current tax assets of subsidiary Onper Investment 2015 S.L.	29	447
Current income tax assets of subsidiary Spice Investments Mercosur S.A.		8,007
Total current tax assets	524,027	498,908
Industry and trade tax payable of Almacenes Éxito S.A. and its Colombian subsidiaries	98,391	92,815
Taxes of subsidiary Onper Investment 2015 S.L. other than income tax	4,979	3,743
Tax on real estate of Almacenes Éxito S.A. and its Colombian subsidiaries	3,621	1,762
Taxes of subsidiary Spice Investments Mercosur S.A. other than income tax	293	430
Current income tax liabilities of subsidiary Spice Investments Mercosur S.A.	47
Total current tax liabilities	$ 107,331	$ 98,750